UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2013

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 16.6%
Hotels, Restaurants & Leisure - 1.2%
Yum! Brands Inc.	21,260	$1,529,444

Internet & Catalog Retail - 3.2%
Amazon.com Inc.	14,555	3,878,762	*

Media - 5.7%
Comcast Corp., Special Class A Shares	87,790	3,478,240
Walt Disney Co.	61,326	3,483,317

Total Media		6,961,557

Specialty Retail - 5.0%
Bed Bath & Beyond Inc.	31,590	2,035,028	*
Home Depot Inc.	58,994	4,116,601

Total Specialty Retail		6,151,629

Textiles, Apparel & Luxury Goods - 1.5%
NIKE Inc., Class B Shares	30,720	1,812,787

TOTAL CONSUMER DISCRETIONARY		20,334,179

CONSUMER STAPLES - 11.6%
Beverages - 7.4%
Anheuser-Busch InBev NV, ADR	36,120	3,595,746
Coca-Cola Co.	81,404	3,291,978
PepsiCo Inc.	27,480	2,173,943

Total Beverages		9,061,667

Food & Staples Retailing - 3.2%
CVS Caremark Corp.	72,486	3,986,005

Household Products - 1.0%
Procter & Gamble Co.	15,736	1,212,616

TOTAL CONSUMER STAPLES		14,260,288

ENERGY - 6.5%
Energy Equipment & Services - 4.6%
Cameron International Corp.	40,570	2,645,164	*
Schlumberger Ltd.	39,710	2,973,882

Total Energy Equipment & Services		5,619,046

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	13,820	1,066,351
EOG Resources Inc.	9,490	1,215,385

Total Oil, Gas & Consumable Fuels		2,281,736

TOTAL ENERGY		7,900,782

FINANCIALS - 7.1%
Capital Markets - 4.4%
BlackRock Inc.	14,890	3,824,943
Charles Schwab Corp.	90,173	1,595,160

Total Capital Markets		5,420,103

Diversified Financial Services - 2.7%
CME Group Inc.	29,970	1,839,858
Nasdaq OMX Group Inc.	43,415	1,402,305

Total Diversified Financial Services		3,242,163

TOTAL FINANCIALS		8,662,266

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
HEALTH CARE - 16.0%
Biotechnology - 8.6%
Amgen Inc.	14,337	$1,469,686
Biogen Idec Inc.	21,605	4,167,820	*
Celgene Corp.	41,692	4,832,520	*

Total Biotechnology		10,470,026

Health Care Equipment & Supplies - 2.1%
Thermo Fisher Scientific Inc.	34,420	2,632,786

Health Care Providers & Services - 2.8%
Express Scripts Holding Co.	32,720	1,886,308	*
UnitedHealth Group Inc.	27,180	1,554,968

Total Health Care Providers & Services		3,441,276

Pharmaceuticals - 2.5%
Johnson & Johnson	37,918	3,091,454

TOTAL HEALTH CARE		19,635,542

INDUSTRIALS - 6.7%
Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	31,100	2,671,490

Electrical Equipment - 1.8%
Eaton Corp. PLC	36,190	2,216,637

Industrial Conglomerates - 1.5%
General Electric Co.	80,740	1,866,709

Machinery - 1.2%
Deere & Co.	17,450	1,500,351

TOTAL INDUSTRIALS		8,255,187

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 4.5%
Cisco Systems Inc.	57,491	1,202,137
Juniper Networks Inc.	125,020	2,317,871	*
QUALCOMM Inc.	29,110	1,948,914

Total Communications Equipment		5,468,922

Computers & Peripherals - 4.9%
Apple Inc.	5,180	2,292,823
EMC Corp.	82,090	1,961,130	*
NetApp Inc.	50,399	1,721,630	*

Total Computers & Peripherals		5,975,583

Internet Software & Services - 9.2%
Akamai Technologies Inc.	82,721	2,919,224	*
eBay Inc.	73,941	4,009,081	*
Google Inc., Class A Shares	5,443	4,321,906	*

Total Internet Software & Services		11,250,211

IT Services - 3.6%
Visa Inc., Class A Shares	26,134	4,438,599

Semiconductors & Semiconductor Equipment - 4.4%
Broadcom Corp., Class A Shares	57,380	1,989,365
Texas Instruments Inc.	54,292	1,926,280
Xilinx Inc.	40,220	1,535,197

Total Semiconductors & Semiconductor Equipment		5,450,842

Software - 6.1%
Citrix Systems Inc.	18,180	1,311,869	*
Intuit Inc.	32,590	2,139,533
Microsoft Corp.	98,208	2,809,731
Oracle Corp.	37,024	1,197,356

Total Software		7,458,489

TOTAL INFORMATION TECHNOLOGY		40,042,646

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY			SHARES	VALUE
MATERIALS - 2.7%
Chemicals - 2.7%
Monsanto Co.			31,031	$3,277,805

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $72,093,438)				122,368,695

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $91,224,000 joint tri-party repurchase agreement dated 3/28/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $251,006; (Fully collateralized by various U.S. government agency obligations, 0.600% to 0.750% due 2/22/16 to 3/6/17; Market value - $256,020) (Cost - $251,000)	0.200%	4/1/13	$251,000	251,000

TOTAL INVESTMENTS - 100.1% (Cost - $72,344,438#)				122,619,695
Liabilities in Excess of Other Assets - (0.1)%				(166,002)

TOTAL NET ASSETS - 100.0%				$122,453,693

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Growth Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Growth Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common stocks†	$122,368,695	—	—	$122,368,695

Short-term investments†	—	$251,000	—	251,000

Total investments	$122,368,695	$251,000	—	$122,619,695

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,792,000
Gross unrealized depreciation	(516,743)

Net unrealized appreciation	$50,275,257

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013